Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share based Compensation Arrangement by Share based Payment Award, Options, Nonvested [Roll Forward]
Nonvested June 30, 2011 (in shares)	4,119,705
Granted (in shares)	950,624
Vested (in shares)	(2,254,933)
Canceled (in shares)	(40,806)
Nonvested June 30, 2012 (in shares)	2,774,590	4,119,705
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 16.84
Granted	$ 20.30	$ 18.70	$ 15.77
Vested	$ 16.80
Canceled	$ 16.95
Nonvested June 30, 2012	$ 18.06	$ 16.84